Consolidated Statements of Financial Position - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Current
Cash	$ 3,377,464	$ 1,049,049
Accounts receivable	807,009	535,659
Prepaid expenses	161,490	162,739
Inventory	5,534,558	5,462,532
Total current assets	9,880,521	7,209,979
Property, plant and equipment	3,246,394	4,198,577
Deposit	127,643	0
Intangible assets	473,952	607,959
Total assets	13,728,510	12,016,515
Current
Accounts payable and accrued liabilities	1,118,573	814,777
Income tax payable	0	91,566
Current portion of lease liability	91,783	51,743
Total current liabilities	1,210,356	958,086
Long term portion of lease liability	195,930	97,506
Derivative warrant liability	267,111	0
Total liabilities	1,673,397	1,055,592
Shareholders' Equity
Capital Stock	27,123,039	23,366,542
Reserves	4,758,107	4,661,847
Deficit	(19,826,033)	(17,067,466)
Stockholders' equity	12,055,113	10,960,923
Total liabilities and stockholders' equity	$ 13,728,510	$ 12,016,515